Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Schedule of various warrants/options issued and outstanding

Number of Warrants / Non-plan Options		Issuable Shares	Exercise Price per share	Weighted Average Remaining Life (Years)
38,662,470	(1)	1,032,198	$0.10	7.00
115,000,000	(2)	5,301,592	$5.206	4.99
780		780	$290.00	0.36
5,449	(3)	5,449	$332.00	7.01
891		891	$450.00	2.75
250		250	$500.00	1.11
599		599	$910.00	2.75
153,670,439		6,341,759

(1)	Series B Warrants are subject to reset pricing to determine the number of shares issuable.
(2)	Series A Warrants are subject to reset pricing to determine the number of shares issuable.
(3)	Includes 514,290 warrants and 30,000 non-plan options exercisable for 5,449 shares

Number of Warrants/Non-Plan Options	Exercise Price	Weighted Average Remaining Life (Yrs)
25,000	$5.00	1.61
521,825	$3.32	7.90
78,000	$2.90	0.86
30,000	$3.32	0.86
148,005	$9.10	3.25
802,830

Schedule of fair value of assumptions

Expected volatility	110.51%
Expected dividends	None
Expected term (in years)	4.87
Risk free rate	3.35%

Expected volatility	109.48% - 113.32%
Expected dividends	None
Expected term (in years)	2.5 - 5.01
Risk free rate	2.83% - 3.01%

The Company has computed the fair value of the 245,500 options granted during the year ended December 31, 2023 using the following assumptions:

Expected volatility	105.27%
Expected dividends	None
Expected term (in years)	6.0
Risk free rate	4.33%

Schedule of stock option activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Outstanding at beginning of period	1,075,000	$3.77	—	$—
Granted	1,045	345.00	—	—
Exercised	—	—	—	—
Forfeited	72	345.00	—	—
Outstanding at end of period	11,729	$374.61	8.68	$—
Exercisable at end of period	10,309	$364.11	8.63	$—

(1)	The aggregate intrinsic value of options outstanding and options exercisable at beginning of period and as of September 30, 2024 is $0, as all options are out of the money.

(in thousands except number of options and per options data)	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at beginning of period	829,500	$3.43	-	$1,622,855
Granted	245,500	4.92	-	115,385
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding at end of period	1,075,000	$3.77	9.39	$1,738,240
Exercisable at end of period	929,165	$3.59	9.35	$1,669,697

Schedule of RSU activity

	Number of RSUs	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	36,585	$179,998
Granted	161	73,094
Vested	(509)	(244,994)
Forfeited	—	—
Nonvested as of September 30, 2024	18	$8,172

(in thousands except number of options and per options data)	Number of restricted stock awards		Weighted average grant-date fair value
Nonvested at beginning of year	-	$	-
Granted	48,780		239,998
Vested	12,195		59,999
Forfeited	-		-
Nonvested at end of year	36,585	$	179,998

Schedule of common stock shares reserved for future issuance

Warrants	7,969
Warrants – Series A	5,301,592
Warrants – Series B	1,032,198
Stock Options – 2021 Incentive Award Plan	11,729
RSUs	21
Total shares of common stock reserved for future issuance	6,353,509

Exercise of warrants	772,830
Exercise of options unrelated to any Plan	30,000
Exercise of stock options - 2021 Incentive Award Plan	1,075,000
Exercise of restricted stock units - 2021 Incentive Award Plan	36,585
Total shares of common stock reserved for future issuances	1,914,415

Schedule of fair value of all Series A and Series B warrants

	Series A	Series B
Expected volatility	154.7%	154.7%
Expected dividends	None	None
Expected term (in years)	4.99	7.00
Risk free rate	4.43%	3.58%